As filed with the Securities and Exchange Commission on December 10, 2003


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number  811-08791



                    CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.
               (Exact name of registrant as specified in charter)



                          11825 N. PENNSYLVANIA STREET
                                CARMEL, IN 46032
               (Address of principal executive offices) (Zip code)



                             WILLIAM P. KOVACS, ESQ.
                          11825 N. PENNSYLVANIA STREET
                                CARMEL, IN 46032
                     (Name and address of agent for service)



                                  317-817-6422
               Registrant's telephone number, including area code



Date  of  fiscal  year  end:  09/30/2003



Date  of  reporting  period:  09/30/2003

2

ITEM  1.  REPORT  TO  STOCKHOLDERS.

--------------------------------------------------------------------------------
                               September 30, 2003

                                  ANNUAL REPORT

                            CONSECO STOCKCAR STOCKS
                                   INDEX FUND

      Investing in the companies that support America's #1 spectator sport

--------------------------------------------------------------------------------

POWERED  BY  THE  GROWTH  OF  STOCKCAR  RACING'S  TOP  CORPORATE  SPONSORS

     The horsepower behind the Fund's performance return potential comes from the companies it invests in. Each is either a major sponsor, or is closely associated with many -if not all - of the NASCAR Winston Cup Series events you enjoy.

GUIDED  BY  AN  ESTABLISHED  INDEX

     The Fund relies on the Conseco StockCar Stocks Index (the "Index") to guide it through the market's twists and turns. The American Stock Exchange (AMEX) calculates and publishes the Index's daily value, under the ticker symbol RCE.

     An index is an unmanaged portfolio typically used to determine the performance of a specific market sector. While it is not possible to invest directly in an index, this Fund essentially mirrors its Index in terms of the companies it holds and the size of each holding. Since index funds are passively managed, any time there is a change in the Index1, the same change is made in the Fund's holdings.

     Certain risk factors will be present in the Fund to the extent that they are present in the holdings of the Index. For example: smaller companies historically have been subject to greater volatility than larger companies.

MANAGED  BY  40|86  ADVISORS

     Behind the Fund's portfolio and investment philosophies lies 40|86 Advisors, Inc. ("40|86"), the Fund's investment adviser. As of September 30, 2003, 40|86 had more than $26 billion in assets under management.

     40|86 is a wholly-owned subsidiary of, and the principal investment adviser for, the insurance companies of Conseco, Inc. Through its subsidiaries and nationwide network of distributors, Conseco provides products and services to more than 5 million customers.

TICKER  SYMBOL:  SCARX

1 To own all the stocks in the Conseco StockCar Stocks Index, we estimate the Fund needs to have at least $25 million to invest. (As of September 30, 2003, it had $5.1 million.) Until the Fund reaches that investment level, we may buy a selection of stocks - and other securities - chosen to track the Index as closely as possible. During this start-up investing phase, we can't guarantee that our selection will come close to matching the Index's performance.

--------------------------------------------------------------------------------

CONSECO  STOCKCAR  STOCKS  INDEX  FUND ANNUAL  REPORT

TABLE  OF  CONTENTS

PORTFOLIO MANAGER'S REVIEW. . . . .   2

STATEMENT OF ASSETS AND LIABILITIES   4

STATEMENT OF OPERATIONS . . . . . .   5

STATEMENT OF CHANGES IN NET ASSETS.   6

SCHEDULE OF INVESTMENTS . . . . . .   7

NOTES TO FINANCIAL STATEMENTS . . .  10

FINANCIAL HIGHLIGHTS. . . . . . . .  12

REPORT OF INDEPENDENT AUDITORS. . .  12

BOARD OF DIRECTORS. . . . . . . . .  13

This report is for the information of Conseco StockCar Stocks Index Fund shareholders. It is authorized for distribution to other persons only when preceded, or accompanied by, a current prospectus that contains more complete information, including charges and expenses.

--------------------------------------------------------------------------------

PORTFOLIO  MANAGER'S  REVIEW

September  30,  2003

MAY  THE  WIND  BE  ALWAYS  AT  YOUR  BACK

     An old Celtic blessing contains a wish that "the wind may be always at your back." Following three-straight dismal years, stocks have surely had the winds at their back in 2003. We might even think we had turned-back the calendar - through September, every major U. S. market measure chalked-up a double-digit increase, something not seen since 1999. The S&P 500 and the Dow Industrials wound-up in a dead heat, both jumping 22.2% during 2003, through September 30, 2003.

     Shares of Conseco StockCar Stocks Index Fund did well in the fiscal year. From September 2002, the Fund returned 14.49%. This compares to the 18.72% increase of the Conseco StockCar Stocks Index (the "Index"). Unfettered by trading costs, cash flows and management/custodian fees, the Index will always show slightly better results than the Fund. None of those factors affect the performance of any index that, except for changes as companies are added or deleted, remains fixed.

RACING  UNDER  THE  YELLOW  FLAG.

     The market's advance has seemed almost too good to be true, and equities have definitely been THE place to be. After the sharp and sustained bear market decline, a rebound might well have been expected. Warm spring weather and a sense of relief once major fighting in Iraq ended gave markets a psychological shot of adrenaline. Events since have erased hopes of a quick transition to democratic government or an early exit. Other global trouble spots simmer and, like it or not, the United States has little choice but to remain involved.

     Overlooking a muted recovery, optimism prevails. Bright spots are the June quarter's 3.3% gain in GDP, expanding consumer incomes and spending, and rising new home sales. Other signs of promise include auto/truck sales, factory shipments and inflation, which by any measure is subdued. Weak spots are continued job losses and low rates of capacity utilization.

     Corporate ethics are still making headlines. Public furor over New York Stock Exchange Chairman Richard Grasso's outsized pay package quickly forced his resignation. This is only the latest bombshell in a running battle between investors and management over executive compensation. Startling, too, was the disclosure that several large mutual funds permitted hedge funds to engage in illegal late trading of fund shares. Meanwhile former Tyco CEO Dennis Kozlowski, investment banker Frank Quattrone, and former Rite-Aid general counsel Franklin Brown appeared in court. One might have expected such news to splash cold water on investor psychology, but markets roared ahead, ignoring the shenanigans.

THE  STANDINGS.

     In a year as volatile as this, it's little surprise that the performance of Fund stocks varied widely, with the majority (73%) posting gains. Rising demand for semiconductors (up 11% so-far in 2003) drove chip maker INFINEON TECHNOLOGIES' (NYSE - IFX) 126% advance. Runner-up. UNITED ONLINE, INC. (NASDAQ
-  UNTD) a provider of free and value-priced internet and e-mail services in the
U. S. and Canada jumped 118%. Adding customers while other providers lost subscribers, UNTD posted its first-ever profit.

     A return to profitability, higher lumber and plywood prices, and settlement of a class action lawsuit were the fuel that propelled forest products giant GEORGIA-PACIFIC CORP. (NYSE - GP), to a gain of 85%. Heavy equipment maker CATERPILLAR, INC. (NYSE - CAT) did nearly as well. Machine and engine sales both rebounded, inventories have fallen sharply, and CAT expects a 50% increase in sales over the next decade.

     PROTECTION ONE (NYSE - POI) and NEWELL RUBBERMAID (NYSE - NWL) did poorly. Protection One, a provider of security and monitoring services fell 71%. A decline in subscribers was partly to blame, but it is still hurt by scandals at former parent Westar Energy. Lackluster retail sales have taken a toll on consumer products company Newell Rubbermaid. Retailers have slashed inventories, squeezing suppliers like NWL.

NASCAR  IN  THE  NEWS.

     Change is a constant in racing, but seldom as dramatic as in 2003. Next year, NASCAR's top series will give-up cigarettes cold turkey, as RJReynolds Tobacco Holdings Co. ("RJR") cuts its ties to the sport. This ends a 33-year relationship that saw the sport expand from the South to become a national attraction with tracks in large metropolitan areas such as Chicago, lucrative broadcasting contracts and major corporate affiliations. For 2004, wireless services provider Nextel Communications Inc., (NASDAQ - NXTL) takes over the sponsorship. From cigarettes to cell phones - today's younger fans may have picked up their first cell phone at the same age older fans bought their first pack of cigarettes.

     More evolutionary was Bill France, Jr's passing the titles of NASCAR Chairman and CEO to son Brian France in September. Bill France, Jr. has led the company since 1972 - he and brother Jim France will serve as Vice Chairmen, with the rest of senior management staying in-place. Brian France will be the third generation of the family to head the company his grandfather founded in 1948.

     Despite the lack-luster economy, the sport moves steadily ahead. SPORTS MARKETING JOURNAL reports that sports marketers rank NASCAR far ahead of other major sports in innovative and aggressive marketing - the NFL was a distant second. Foreign firms are also taking note of racing's fan appeal. Toyota is entering NASCAR's truck series, and there are rumors of Torquespeed UK, a British company, joining forces with a NASCAR race team.

     TV showings for Winston Cup races continue to be rewarding, with both ratings and share numbers surpassing those of 2002. Finally, more changes in races, race team, and supplier relationships may occur between now and February 2004. One already finalized deal has SUNOCO, INC. (NYSE - SUN), a refiner and marketer of gasolines, lubricants and petrochemicals, replacing Conoco Phillips' Union 76 brand as the "Official Fuel of NASCAR".

--------------------------------------------------------------------------------

CONSECO  STOCKCAR  STOCKS  INDEX  FUND

Annual  Report

THE  OUTLOOK.

     Economists and money managers face the daunting task of forecasting where things go from here. War's aftermath and ongoing global conflicts overhang financial markets. Rebuilding costs in Iraq continue to mount, forcing President Bush to seek $87 billion in new funding. The lagging economy, reduced tax receipts and higher spending have pushed the Federal budget deeper into the red. Since state and local governments are forbidden to incur budget deficits, they may be in even more dire straits.

     The recent dramatic run-up in stocks is not very different from what often occurs after a sustained sell-off - prices move well ahead of events. Skimpy yields on bonds and money market funds, and tax legislation providing generous tax cuts and more favorable treatment of dividends made stocks look increasingly attractive.

     Whether the advance can be sustained or extended triggers debate. Skeptics think this is a cyclical bull market swing that will run its course over the next 9-12 months. Others think it can be a more lasting advance, built on steady growth and improved earnings. The recovery which has been hampered by excess capacity, job losses and flagging consumer confidence remains the major issue. Optimists expect that to fade as the economy picks up steam, spurring business investment and earnings.

     Valuations are another matter entirely. Buyers have factored in pretty optimistic scenarios, and even optimists concede that prices have moved at a pace that will be difficult to sustain. Still, markets have shrugged off scandals, a weak dollar, and budget deficits. NYSE data on market breadth (a tally of advancing and declining stocks) and comparisons of new highs/new lows are clear signs of improved sentiment.

     Rarely have stocks dropped three years running, and not since 1929-32 have they fallen four. Many investors have counted-on that record remaining intact. An even stronger sentiment measure is the "third year of a Presidential term" principle. Only once in seventeen different occasions from 1932-2000 has the market declined during an Administration's third year in-office - that string, too, should be extended.

     The Fund relies on a disciplined approach, grounded in the Conseco StockCar Stocks Index methodology. Owning companies with long-standing ties to NASCAR has resulted in a portfolio broadly diversified by industry sector and market capitalization. Dating to 1998, the Index has outperformed the S&P 500, the Dow Jones Industrials and the NASDAQ Composite, which we believe validates this concept. Note that the Index has, from inception, been maintained independently and continuously by the American Stock Exchange. Of course, cash flows and expenses affect results, and performance comparisons should consider that. We continue to believe that long-term investors in the Fund will be rewarded.

Robert  T.  Carter,  CFA
Portfolio  Manager

CONSECO STOCKCAR STOCKS INDEX FUND SEC CALCULATION (FIRSTAR)

SINCE INCEPTION: 9/30/1998




DATE    CONSECO STOCKCAR STOCKS INDEX FUND  CONSECO STOCKCAR STOCKS INDEX  S&P 500 INDEX

9/30/1998                            10,000.00                      10,000.00      10,000.00
10/30/1998                           11,180.00                      10,929.00      10,813.40
11/30/1998                           11,813.33                      11,603.98      11,468.80
12/31/1998                           12,186.67                      11,925.41      12,129.63
1/29/1999                            12,326.67                      12,122.41      12,636.89
2/26/1999                            12,033.33                      11,845.66      12,244.14
3/31/1999                            12,400.00                      12,199.49      12,734.03
4/30/1999                            12,953.33                      12,762.74      13,227.22
5/28/1999                            12,960.00                      12,213.94      12,914.92
6/30/1999                            12,986.67                      12,716.91      13,631.70
7/30/1999                            12,706.67                      12,460.03      13,206.12
8/31/1999                            12,193.33                      11,939.08      13,140.09
9/30/1999                            11,893.33                      11,628.06      12,779.92
10/29/1999                           12,186.67                      11,934.11      13,588.63
11/30/1999                           12,286.67                      12,046.29      13,864.89
12/31/1999                           12,320.27                      12,076.05      14,681.53
1/31/2000                            11,710.29                      11,409.21      13,943.93
2/29/2000                            10,986.35                      10,675.71      13,679.97
3/31/2000                            11,670.07                      11,443.29      15,018.28
4/28/2000                            11,656.66                      11,247.27      14,566.38
5/31/2000                            11,844.35                      11,446.35      14,267.48
6/30/2000                            11,542.71                      11,231.38      14,619.17
7/31/2000                            11,220.96                      10,931.51      14,390.68
8/31/2000                            11,676.77                      11,445.29      15,284.48
9/29/2000                            11,743.80                      11,547.15      14,477.61
10/31/2000                           11,891.27                      11,658.93      14,416.37
11/30/2000                           11,743.80                      11,481.71      13,280.36
12/29/2000                           12,386.89                      12,107.46      13,345.44
1/31/2001                            12,776.42                      13,266.15      13,819.20
2/28/2001                            12,592.28                      13,036.64      12,558.89
3/30/2001                            12,748.09                      13,289.56      11,762.65
4/30/2001                            13,718.36                      14,346.08      12,676.61
5/31/2001                            14,122.05                      14,806.58      12,761.55
6/29/2001                            14,447.83                      15,198.96      12,451.44
7/31/2001                            14,277.86                      15,027.21      12,329.42
8/31/2001                            14,313.27                      15,099.34      11,557.60
9/28/2001                            12,294.82                      12,903.90      10,624.90
10/31/2001                           13,010.13                      13,736.20      10,827.83
11/30/2001                           14,454.92                      15,374.93      11,658.33
12/31/2001                           14,406.97                      15,354.94      11,760.92
1/31/2002                            14,272.12                      15,018.67      11,589.21
2/28/2002                            14,556.00                      15,237.94      11,365.54
3/28/2002                            15,237.32                      16,342.69      11,792.88
4/30/2002                            14,946.34                      15,999.49      11,078.24
5/31/2002                            14,925.05                      15,948.29      10,996.26
6/28/2002                            13,974.05                      14,772.91      10,213.32
7/31/2002                            12,994.66                      13,511.30       9,416.68
8/30/2002                            13,044.34                      13,461.31       9,478.83
9/30/2002                            11,830.74                      12,082.87       8,448.48
10/31/2002                           12,135.92                      12,494.90       9,191.95
11/29/2002                           12,746.26                      13,197.11       9,733.36
12/31/2002                           12,008.14                      12,365.69       9,161.04
1/31/2003                            11,382.39                      11,636.11       8,921.02
2/28/2003                            11,121.00                      11,314.96       8,787.20
3/31/2003                            11,366.55                      11,677.04       8,872.44
4/30/2003                            12,087.35                      12,569.16       9,603.53
5/30/2003                            12,641.82                      13,225.27      10,109.63
6/30/2003                            12,863.60                      13,513.58      10,239.03
7/31/2003                            13,172.52                      13,900.07      10,419.56
8/31/2003                            13,829.96                      14,643.73      10,622.74
9/30/2003                            13,544.80                      14,344.99      10,510.14


The growth of $10,000 chart is a comparison of the change in value of a $10,000 investment with dividends and capital gains reinvested for the period from inception of the Fund through 09/30/03. Past performance is no guarantee of future results.

AVERAGE  ANNUAL  TOTAL  RETURN(1)  (as  of  09/30/03)

                    INCEPTION                      SINCE
                      DATE     1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------
CSCS Index Fund(2)   10/01/98   14.49%    6.26%       6.26%
CSCS Index . . . .   10/01/98   18.72%    7.48%       7.48%
S&P 500 Index(3) .   10/01/98   24.40%    1.00%       1.00%

TOP  10  HOLDINGS  (as  of  09/30/03)

United Online, Inc . . . . . . . . . . . .   3.5%
Electronic Arts, Inc . . . . . . . . . . .   3.2%
Infineon Technologies AG.. . . . . . . . .   3.0%
Caterpillar, Inc . . . . . . . . . . . . .   2.7%
Radioshack Corp. . . . . . . . . . . . . .   2.7%
Georgia-Pacific Corp . . . . . . . . . . .   2.6%
Lowe's Companies, Inc. . . . . . . . . . .   2.6%
Aaron Rents, Inc . . . . . . . . . . . . .   2.5%
RC2 Corp . . . . . . . . . . . . . . . . .   2.4%
CSK Auto Corp. . . . . . . . . . . . . . .   2.3%

TOP 5 SECTORS (as of 09/30/03)

Food and Kindred Products. . . . . . . . .  10.5%
Business Services. . . . . . . . . . . . .   9.6%
Wholesale Trade - Durable Goods. . . . . .   7.8%
Transportation Equipment . . . . . . . . .   7.6%
Petroleum Refining and Related Industries.   7.3%

(1) Past performance may not be indicative of future results. Your investment return and principal will fluctuate and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes and reflects certain contractual expense reimbursements in effect through April 30, 2004. If the expense reimbursements were not in place, the Fund's return would have been lower. All returns reflect reinvested dividends, but do not reflect the impact of taxes.

(2)  Fund  shares  are "no-load" shares and are sold without sales load.

(3) The S&P 500 Index is an unmanaged index considered to be representative of the U.S. stock market in general.

                                        3
--------------------------------------------------------------------------------

STATEMENT  OF  ASSETS  AND  LIABILITIES
September  30,  2003


ASSETS:
Investments in securities at cost . . . . . . . . . . . . . . . . . .  $5,167,720
---------------------------------------------------------------------------------

Investments in securities at value. . . . . . . . . . . . . . . . . .  $5,012,140
Interest and dividends receivable . . . . . . . . . . . . . . . . . .       6,255
Receivable from Conseco, Inc. subsidiaries .. . . . . . . . . . . . .      10,723
Cash .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      99,273
Prepaid expenses. . . . . . . . . . . . . . . . . . . . . . . . . . .      12,298
---------------------------------------------------------------------------------
Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5,140,689
---------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS:
Accrued expenses. . . . . . . . . . . . . . . . . . . . . . . . . . .      52,407
---------------------------------------------------------------------------------
Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . .      52,407
---------------------------------------------------------------------------------
Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $5,088,282
---------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . .  $5,615,713
Accumulated undistributed net investment income . . . . . . . . . . .      26,435
Accumulated undistributed net realized loss on investments. . . . . .    (398,286)
Net unrealized depreciation on investments. . . . . . . . . . . . . .    (155,580)
---------------------------------------------------------------------------------
Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $5,088,282
---------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
Shares outstanding (unlimited shares of $0.0001 par value authorized)     297,547
Net asset value, offering price and redemption price per share. . . .  $    17.10
---------------------------------------------------------------------------------

The  accompanying  notes  are  an  integral  part of these financial statements.

--------------------------------------------------------------------------------

CONSECO  STOCKCAR  STOCKS  INDEX  FUND

Annual  Report

STATEMENT  OF  OPERATIONS

For  the  year  ended  September  30,  2003


INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   2,208
Dividends (net of $1,236 in taxes withheld) . . . . . . . . . . . . .     98,276
--------------------------------------------------------------------------------
Total investment income . . . . . . . . . . . . . . . . . . . . . . .    100,484
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees. . . . . . . . . . . . . . . . . . . . . . .     31,560
Administration fee. . . . . . . . . . . . . . . . . . . . . . . . . .     19,421
Distribution and service fees . . . . . . . . . . . . . . . . . . . .     12,138
Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . .     52,454
Transfer agent fees and expenses. . . . . . . . . . . . . . . . . . .     48,163
Directors fees and expenses . . . . . . . . . . . . . . . . . . . . .     41,214
Reports - printing. . . . . . . . . . . . . . . . . . . . . . . . . .     24,024
Registration and filing fees. . . . . . . . . . . . . . . . . . . . .     16,311
Custody fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,151
Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        730
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        850
--------------------------------------------------------------------------------
Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . .    250,016
--------------------------------------------------------------------------------
Less expense reductions and reimbursements (Note 3) . . . . . . . . .   (177,176)
--------------------------------------------------------------------------------
Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     72,840
--------------------------------------------------------------------------------
Net investment income . . . . . . . . . . . . . . . . . . . . . . . .     27,644
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized loss on sales of investments . . . . . . . . . . . . . .   (237,195)
Net change in unrealized appreciation or depreciation on investments.    877,913
--------------------------------------------------------------------------------
Net realized and unrealized gains (losses) on investments . . . . . .    640,718
--------------------------------------------------------------------------------
Net increase in net assets from operations .. . . . . . . . . . . . .  $ 668,362
--------------------------------------------------------------------------------

The  accompanying  notes  are  an  integral  part of these financial statements.

                                        5
--------------------------------------------------------------------------------

STATEMENT  OF  CHANGES  IN  NET  ASSETS
For  the  year  ended  September  30


                                                                         2003         2002
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . .  $   27,644   $    9,364
Net realized gains (losses) on sales of investments. . . . . . . . .    (237,195)     545,749
Net change in unrealized appreciation or depreciation on investments     877,913     (809,548)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations. . . . . . . .     668,362     (254,435)
---------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income. . . . . . . . . . . . . . . . . . . . . . . .           -      (11,529)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .    (508,213)           -
---------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders. . . . . . . . . .    (508,213)     (11,529)
---------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     286,167    1,012,908
Reinvested dividends and distributions . . . . . . . . . . . . . . .     500,592       11,430
Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . .    (678,620)    (714,503)
---------------------------------------------------------------------------------------------
Net increase from capital share transactions . . . . . . . . . . . .     108,139      309,835
---------------------------------------------------------------------------------------------
Total increase in net assets . . . . . . . . . . . . . . . . . . . .     268,288       43,871
---------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .   4,819,994    4,776,123
---------------------------------------------------------------------------------------------
End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .  $5,088,282   $4,819,994
---------------------------------------------------------------------------------------------
Including undistributed net investment income  . . . . . . . . . . .  $   26,435   $        -

SHARE DATA:
Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      18,066       50,799
Reinvested dividends and distributions . . . . . . . . . . . . . . .      32,548          561
Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (42,200)     (37,321)
---------------------------------------------------------------------------------------------
Net increase in shares . . . . . . . . . . . . . . . . . . . . . . .       8,414       14,039
---------------------------------------------------------------------------------------------
Shares outstanding:
Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . .     289,133      275,094
End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . .     297,547      289,133

The  accompanying  notes  are  an  integral  part of these financial statements.

                                        6
--------------------------------------------------------------------------------

CONSECO  STOCKCAR  STOCKS  INDEX  FUND

Annual  Report

SCHEDULE  OF  INVESTMENTS

September  30,  2003


NUMBER OF
SHARES                                                                                  VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS (98.5%)

AMUSEMENT AND RECREATION SERVICES (7.2%)
17,500                                        Dover Motorsports, Inc                   $ 65,800
2,300                                         Harrah's Entertainment, Inc                96,853
2,350                                         International Speedway Corp. - Class A    103,142
3,350                                         Speedway Motorsports, Inc                  98,859
                                                                                       --------
                                                                                        364,654
                                                                                       --------

AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.3%)
7,750. . . . . . . . . . . . . . . . . . . .  CSK Auto Corp. (a) .                      119,505
                                                                                       --------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY AND MOBILE HOME DEALERS (4.8%)
3,500                                         The Home Depot, Inc                       111,475
2,575                                         Lowe's Companies, Inc                     133,643
                                                                                       --------
                                                                                        245,118
                                                                                       --------

BUSINESS SERVICES (9.6%)
6,000                                         Aaron Rents, Inc                          125,700
1,750                                         Electronic Arts, Inc. (a)                 161,403
29,000                                        Protection One, Inc. (a)                   22,330
5,200                                         United Online, Inc. (a)                   180,544
                                                                                       --------
                                                                                        489,977
                                                                                       --------

CHEMICALS AND ALLIED PRODUCTS (5.3%)
2,150                                         E. I. du Pont de Nemours and Co            86,022
2,850                                         Pfizer, Inc                                86,583
1,025                                         The Procter & Gamble Co. (Tide)            95,141
                                                                                       --------
                                                                                        267,746
                                                                                       --------

COMMUNICATIONS (3.2%)
1,750                                         ALLTELL Corp                               81,095
1,775                                         BellSouth Corp                             42,032
1,800                                         SBC Communications, Inc                    40,050
                                                                                       --------
                                                                                        163,177
                                                                                       --------

DEPOSITORY INSTITUTIONS (2.1%)
4,750                                         MBNA Corp                                 108,300
                                                                                       --------

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.2%)
3,750                                         General Electric Co. (NBC)                111,787
11,750                                        Infineon Technologies AG - ADR (b)        151,457
                                                                                       --------
                                                                                        263,244
                                                                                       --------

FOOD AND KINDRED PRODUCTS (10.5%)
1,550                                         Adolph Coors Co. - Class B                 83,328
2,000                                         Anheuser-Busch Companies, Inc              98,680
2,000                                         The Coca-Cola Co                           85,920
1,850                                         General Mills, Inc. (Cheerios)             87,079
2,600                                         Kellogg Co                                 86,710
2,050                                         PepsiCo, Inc                               93,951
                                                                                       --------
                                                                                        535,668
                                                                                       --------

GENERAL MERCHANDISE STORES (2.1%)
2,850                                         Target Corp                               107,245
                                                                                       --------

The  accompanying  notes  are  an  integral  part of these financial statements.

                                        7
--------------------------------------------------------------------------------

SCHEDULE  OF  INVESTMENTS
September  30,  2003



NUMBER OF
SHARES                                                                                         VALUE
------------------------------------------------------------------------------------------------------
HOME FURNITURE, FURNISHINGS AND EQUIPMENT STORES (2.7%)
4,750                                       Radioshack Corp                                   $134,948
                                                                                              --------

INDUSTRIAL AND COMMERCIAL MACHINERY AND COMPUTER EQUIPMENT (4.5%)
2,250                                       The Black & Decker Corp                             91,237
2,000                                       Caterpillar, Inc                                   137,680
                                                                                              --------
                                                                                               228,917
                                                                                              --------

LUMBER AND WOOD PRODUCTS,  EXCEPT FURNITURE (2.6%)
5,550                                       Georgia-Pacific Corp                               134,532
                                                                                              --------

MOTION PICTURES (2.0%)
6,650                                       AOL Time Warner, Inc. (TBS, Cartoon Network) (a)   100,482
                                                                                              --------

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (1.8%)
1,475                                       United Parcel Service, Inc. - Class B               94,105
                                                                                              --------

PETROLEUM REFINING AND RELATED INDUSTRIES (7.3%)
1,300                                       ChevronTexaco Corp                                  92,885
1,830                                       ConocoPhillips                                     100,193
2,500                                       Exxon Mobil Corp                                    91,500
2,000                                       Royal Dutch Petroleum Co. - ADR (b)                 88,400
                                                                                              --------
                                                                                               372,978
                                                                                              --------

PHOTOGRAPHIC EQUIPMENT AND SUPPLIES (1.0%)
2,500                                       Eastman Kodak Co                                    52,350
                                                                                              --------

PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.3%)
3,500                                       The News Corp. Ltd. - ADR (b)                      114,800
                                                                                              --------

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (2.9%)
13,000                                      The Goodyear Tire & Rubber Co                       85,410
2,900                                       Newell Rubbermaid, Inc                              62,843
                                                                                              --------
                                                                                               148,253
                                                                                              --------

TOBACCO PRODUCTS (1.7%)
2,150                                       R.J. Reynolds Tobacco Holdings, Inc                 85,011
                                                                                              --------

TRANSPORTATION EQUIPMENT (7.6%)
2,775                                       DaimlerChrysler AG (c)                              97,291
10,250                                      Delphi Corp                                         92,762
9,250                                       Ford Motor Co                                       99,622
2,400                                       General Motors Corp                                 98,232
                                                                                              --------
                                                                                               387,907
                                                                                              --------

WHOLESALE TRADE - DURABLE GOODS (7.8%)
4,800                                       Action Performance Companies, Inc                  117,312
3,000                                       Genuine Parts Co. (NAPA)                            95,940
6,350                                       RC2 Corp. (a)                                      121,983
1,250                                       W.W. Grainger, Inc                                  59,438
                                                                                              --------
                                                                                               394,673
                                                                                              --------

The  accompanying  notes  are  an  integral  part of these financial statements.

                                        8
--------------------------------------------------------------------------------

CONSECO  STOCKCAR  STOCKS  INDEX  FUND
Annual  Report


NUMBER OF
SHARES                                                                               VALUE
---------------------------------------------------------------------------------------------
WHOLESALE TRADE - NON-DURABLE GOODS (2.0%)
3,000                                        Ashland, Inc. (Valvoline)             $   98,550
                                                                                   ----------

                                             TOTAL COMMON STOCK (cost $5,167,720)   5,012,140
                                                                                   ----------
Total investments (cost $5,167,720) (98.5%)                                         5,012,140
                                                                                   ----------
Other assets, less liabilities (1.5%) . . .                                            76,142
                                                                                   ----------
Total net assets (100.0%) . . . . . . . . .                                        $5,088,282
                                                                                   ----------
                                                                                   ----------

(a)  Non-income  producing security.
(b)  ADR  -  American  Depositary  Receipts.
(c)  Foreign  security.

The  accompanying  notes  are  an  integral  part of these financial statements.

                                        9
--------------------------------------------------------------------------------

NOTES  TO  FINANCIAL  STATEMENTS

September  30,  2003

1.  ORGANIZATION

     Conseco StockCar Stocks Mutual Fund, Inc. (the "Company"), formerly StockCar Stocks Mutual Fund, Inc. was incorporated under the laws of the state of Maryland on May 18, 1998, and consists solely of Conseco Stock Car Stocks Index Fund (the "Fund"). The Company is registered as an open-end diversified management investment company of the "series" type under the Investment Company Act of 1940 (the "1940 Act"). The Fund became effective with the Securities and Exchange Commission on September 18, 1998 and commenced operations on October 1, 1998. The Fund's investment strategy is to emphasize growth of capital and current income by investing in the companies of the Conseco StockCar Stocks Index (the "Index"). The Index consists of 51 companies that support NASCAR's Winston Cup Series. The companies in the Index either sponsor NASCAR Winston Cup racing teams or races, or they earn money from NASCAR Winston Cup events.

2.  SIGNIFICANT  ACCOUNTING  POLICIES

Security  Valuation,  Transactions,  and  Related  Investment  Income

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on a specific identification basis.

     Common stocks and other equity-type securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking sales, at the mean between the closing bid and asked prices. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Securities for which market quotations are not readily available are valued at fair value as determined under policies approved by the Board of Directors (the "Directors"). Debt securities with maturities of sixty
(60)  days  or  less may be valued at amortized cost, which approximates market.

Dividends  to  Shareholders

     Dividends, if any, will be declared and distributed at least annually. However, the Directors may decide to declare dividends at other intervals.

     Dividends to shareholders from net investment income are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Permanent book and tax differences relating to dividends to shareholders may result in reclassifications to paid-in capital and may affect the per-share allocation between net investment income, and realized and unrealized gains (losses). Any taxable income or gain of the Fund remaining at fiscal year end will be declared and distributed in the following year to the shareholders of the Fund.

Federal  Income  Taxes

     For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Expenses

     Expenses directly attributable to the Fund are charged to operations. The Fund pays the expenses of its Directors who are not affiliated persons of 40|86 Advisors, Inc. (the "Adviser") or the Company.

Use  of  Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported assets and liabilities, and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

3.  AGREEMENTS  WITH  SUBSIDIARIES  OF  CONSECO

Investment  Advisory  Agreement

     The Adviser supervises the Company's management and investment program, performs a variety of services in connection with the management and operation of the Fund and pays all compensation of officers and Directors who are affiliated persons of the Adviser or the Company. Under the investment advisory agreement, the Adviser receives an investment advisory fee equal to an annual rate of 0.65% of the average daily net asset value of the Fund. The total fees incurred for such services for the year ended September 30, 2003 were $31,560.

     The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other operating expenses until April 30, 2004 to the extent necessary to ensure that the total annual operating expenses do not exceed 1.50% of the Fund's average daily net assets. The total fees waived and reimbursed totaled year $177,176 for year the ended September 30, 2003.

Administration  Agreement

     Conseco Services, LLC (the "Administrator"), a wholly-owned subsidiary of Conseco, Inc. ("Conseco"), supervises the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, supervises the maintenance of books and records of the Fund and provides other general and administrative services. For providing these services, the Administrator receives compensation at the annual rate of 0.40% for the first $50,000,000; 0.30% for the next $25,000,000; and 0.20% in excess of $75,000,000 of the average daily net assets of the Fund. The total fees incurred for such services for the year ended September 30, 2003 were $19,421.

                                       10
--------------------------------------------------------------------------------

CONSECO  STOCKCAR  STOCKS  INDEX  FUND

NOTES  TO  FINANCIAL  STATEMENTS

Annual  Report

Distribution  Agreements

     Conseco Equity Sales, Inc. (the "Distributor"), a wholly-owned subsidiary of Conseco, serves as the principal underwriter for the Fund pursuant to a Principal Underwriting Agreement, dated April 28, 2000. The Distributor is a registered broker-dealer and member of the National Association of Securities
Dealers, Inc. ("NASD"). The Distributor bears all the expenses of providing services pursuant to the Principal Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes, as well as any advertising or sales literature.

     The Company has adopted a Plan of Distribution and Service Pursuant to Rule 12b-1 (the "Plan") under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

     Pursuant to the Plan, the Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan authorizes payments up to an annual rate of 0.25% of its average daily net assets to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts relating to the distribution of the Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets.

     The Distributor may also use such distribution fees to pay for expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of the prospectuses and reports used for sales purposes, preparation and distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Distributor. It is possible that Plan accruals will exceed the actual expenditures by the Distributor for eligible services. Accordingly, such fees are not strictly tied to the provision of such services. The total fees incurred for such services for the year ended September 30, 2003 were $12,138.

4.  INVESTMENT  TRANSACTIONS

     The cost of purchases and proceeds from sales of investments other than short-term obligations aggregated $1,040,398 and $1,159,882, respectively, for the year ended September 30, 2003.

5.  FEDERAL  INCOME  TAX  INFORMATION

     The cost of investments and the composition of gross unrealized appreciation and depreciation of investments at September 30, 2003, for federal income tax purposes are shown below:

Cost of investments . . . . . . . . . . .  $5,171,972
-----------------------------------------------------
Gross unrealized appreciation . . . . . .  $  683,995
Gross unrealized depreciation . . . . . .  $ (843,827)
-----------------------------------------------------
Net unrealized appreciation (depreciation) $ (159,832)
-----------------------------------------------------

     As of September 30, 2003, components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income. . . . .  $  26,435
Accumulated capital and other losses.   $(394,034)
Unrealized appreciation/(depreciation)  $(159,832)

Net investment income/(loss) and net realized gains/ (losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

     At September 30, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $307,743. For tax purposes, such losses will be recognized on the first day of the following fiscal year. The Fund at September 30, 2003 had $86,291 of capital loss carryovers which will expire in 2011.

     The tax character of dividends during the years ended September 30, 2003 and 2002 were as follows:

                   2003     2002
----------------------------------
Ordinary income  $508,213  $11,529

                                       11
--------------------------------------------------------------------------------

FINANCIAL  HIGHLIGHTS

For  a  share  outstanding  through  each  year  ended  September  30

                                                       2003          2002         2001       2000        1999
----------------------------------------------------------------------------------------------------------------
Net asset value per share, beginning of period . . .  $16.67   $         17.36   $17.52   $   17.84   $   15.00
Income from investment operations:
Net investment income. . . . . . . . . . . . . . . .    0.09              0.03     0.08        0.12        0.02
Net realized gains (losses) and change in unrealized
appreciation or depreciation on investments. . . . .    2.12             (0.68)    0.71       (0.34)       2.82
----------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations . . .    2.21             (0.65)    0.79       (0.22)       2.84
----------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income . . . . . . . .       -             (0.04)   (0.15)      (0.03)          -
Distribution of net realized gains . . . . . . . . .   (1.78)                -    (0.80)      (0.07)          -
----------------------------------------------------------------------------------------------------------------
Total distributions. . . . . . . . . . . . . . . . .   (1.78)            (0.04)   (0.95)      (0.10)          -
----------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period . . . . . .  $17.10   $         16.67   $17.36   $   17.52   $   17.84
----------------------------------------------------------------------------------------------------------------
Total return . . . . . . . . . . . . . . . . . . . .   14.49%           (3.77%)    4.69%     (1.24%)      18.93%
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets (dollars in thousands), end of period . .  $5,088   $         4,820   $4,776   $4,756 (b)  $4,860 (b)
Ratio of expenses to average net assets
Before expense reimbursement . . . . . . . . . . . .    5.15%         5.15% (a)    4.62%       2.62%       1.41%
After expense reimbursement. . . . . . . . . . . . .    1.50%             1.50%    1.50%       1.44%       1.41%
Ratio of net investment income to average net assets    0.57%             0.17%    0.41%       0.66%       0.28%
Portfolio turnover rate. . . . . . . . . . . . . . .      23%               40%      36%         37%          7%

(a) Includes 1.10% of income tax expense on net investment income and penalties which was reimbursed by the Adviser.
(b)  Includes  net  assets  of  the  Adviser Class that was closed during fiscal
     2001.

The  accompanying  notes  are  an  integral  part of these financial statements.

REPORT  OF  INDEPENDENT  AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF CONSECO STOCKCAR STOCKS INDEX FUND

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Conseco StockCar Stocks Index Fund (the "Fund") at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers  LLP
Indianapolis,  Indiana
November  14,  2003

                                       12
--------------------------------------------------------------------------------

BOARD  OF  DIRECTORS  (unaudited)

                              POSITION HELD WITH
NAME, ADDRESS AND AGE              COMPANY                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
WILLIAM P. DAVES, JR. (77)  Chairman of the Board,  Consultant to insurance and healthcare industries. Director,
11825 N. Pennsylvania St..  Director                Chairman and Chief Executive Officer, FFG Insurance Co.
Carmel, IN 46032 . . . . .  Since April 2000        Chairman of the Board and Trustee of other mutual funds
                                                    managed by the Adviser.

GREGORY J. HAHN* (42). . .  President               Chartered Financial Analyst. Senior Vice President, Adviser.
11825 N. Pennsylvania St..  and Director            Trustee and portfolio manager of other mutual funds man-
Carmel, IN 46032 . . . . .  Since April 2000        aged by the Adviser.

HAROLD W. HARTLEY (79) . .  Director                Chartered Financial Analyst. Director, Ennis Business Forms,
11825 N. Pennsylvania St..  Since April 2000        Inc. Retired, Executive Vice President, Tenneco Financial
Carmel, IN 46032                                    Services, Inc. Trustee of other mutual funds managed by the
                                                    Adviser.

DR. R. JAN LECROY (71) . .  Director                Director, Southwest Securities Group, Inc. Group, Inc. Retired,
11825 N. Pennsylvania St..  Since April 2000        President, Dallas Citizens Council. Trustee of other mutual
Carmel, IN 46032                                    funds managed by the Adviser.

DR. JESS H. PARRISH (75) .  Director                Higher Education Consultant. Former President, Midland
11825 N. Pennsylvania St..  Since April 2000        College. Trustee of other mutual funds managed by the
Carmel, IN 46032                                    Adviser.

DAVID N. WALTHALL (57) . .  Director                Principal, Walthall Asset Management. Former President,
11825 N. Pennsylvania St..  Since April 2000        Chief Executive Officer and Director of Lyrick Corporation.
Carmel, IN 46032                                    Formerly, President and CEO, Heritage Media Corporation.
                                                    Formerly, Director, Eagle National Bank. Trustee of other
                                                    mutual funds managed by the Adviser.


* The Director so indicated is an interested person, as defined in the 1940 Act, of the Company due to the positions indicated with the Adviser and its affiliates.

All  Directors will serve until their successors are duly elected and qualified.

All Directors oversee the 17 portfolios that make up the Conseco fund complex including Conseco Fund Group, 40|86 Series Trust, Conseco Strategic Income Fund and Conseco StockCar Stocks Mutual Fund, Inc.

                                       13
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                              40|86 Advisors, Inc.
                                   Carmel, IN

                                 TRANSFER AGENT
                          USBancorp Fund Services, LLC
                                  Milwaukee, WI

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                                Indianapolis, IN

                                   DISTRIBUTOR
                           Conseco Equity Sales, Inc.
                                   Carmel, IN

                                    CUSTODIAN
                        The Bank of New York New York, NY

                                  LEGAL COUNSEL
                    Kirkpatrick & Lockhart LLP Washington, DC

                       CONSECO STOCKCAR STOCKS INDEX FUND
                                 Distributed by:
                           CONSECO EQUITY SALES, INC.
                   11815 N. Pennsylvania St. Carmel, IN 46032
                                  Member NASD
                      Shareholder Services:   800-494-2755

--------------------------------------------------------------------------------

ITEM  2.  CODE  OF  ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-494-2755.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.

The registrant's board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Harold W. Hartley is the audit committee financial expert and is considered to be independent.


ITEM  4.  PRINCIPAL  ACCOUNTANT  FEES  AND  SERVICES.

Not required for annual reports filed for periods ending before December 15, 2003.



ITEM  5.  AUDIT  COMMITTEE  OF  LISTED  REGISTRANTS.

Not  applicable  to  open-end  investment  companies.

ITEM  6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not  applicable  to  open-end  investment  companies.

ITEM  8.  [RESERVED]


ITEM  9.  CONTROLS  AND  PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b)  under  the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  10.  EXHIBITS.

(a) Any code of ethics or amendment thereto. Incorporated by reference to the Registrant's Form N-1A filed May 12, 2000.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Conseco  StockCar  Stocks  Mutual  Fund,  Inc.

     By  /s/ GREGORY  J.  HAHN
             Gregory  J.  Hahn,  President

     Date   December  10,  2003



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By  /s/ GREGORY  J.  HAHN
             Gregory  J.  Hahn,  President

     Date  December  10,  2003

     By  /s/  AUDREY  L.  KURZAWA
               Audrey  L.  Kurzawa,  Treasurer

     Date  December  10,  2003

EXHIBIT  A

Incorporated  by  reference  to  the  Registrant's Form N-1A filed May 12, 2000.

EXHIBIT  B
                                 CERTIFICATIONS

I,  Gregory  J.  Hahn,  certify  that:

1. I have reviewed this report on Form N-CSR of Conseco StockCar Stocks Mutual Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

                                                                      EX.99.CERT

Date: December 10, 2003      By  /s/ GREGORY  J.  HAHN
                                     Gregory  J.  Hahn,  President

                                 CERTIFICATIONS

I,  Audrey  L.  Kurzawa,  certify  that:

1. I have reviewed this report on Form N-CSR of Conseco StockCar Stocks Mutual Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 10, 2003       By  /s/  AUDREY  L.  KURZAWA
                                       Audrey  L.  Kurzawa,  Treasurer

EXHIBIT  C

         CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT

     Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of the Conseco StockCar Stocks Mutual Fund, Inc., does hereby certify, to such officer's knowledge, that the report on Form N-CSR of the Conseco StockCar Stocks Mutual Fund, Inc. for the year ended September 30, 2003 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable, and that the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Conseco StockCar Stocks Mutual Fund, Inc. for the stated period.


/s/ GREGORY J. HAHN                       /s/ AUDREY L. KURZAWA
    Gregory J. Hahn                           Audrey L. Kurzawa
    President,                                Treasurer,
    Conseco StockCar Stocks                   Conseco StockCar Stocks
    Mutual Fund, Inc.                         Mutual Fund, Inc.

Dated: December 10, 2003
-----------------------------------------

This statement accompanies this report on Form N-CSR pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and shall not be deemed as filed by Conseco StockCar Stocks Mutual Fund, Inc. for purposes of the Securities Exchange Act of 1934.